Issued Share Capital and Other Reserves - Additional Information (Details)												12 Months Ended
	Aug. 23, 2021 EUR (€) shares	Aug. 23, 2021 $ / shares	Jul. 13, 2020 beneficiaryCertificate shares	Oct. 17, 2019 beneficiaryCertificate shares	Oct. 04, 2019 EUR (€) beneficiaryCertificate shares	Jul. 01, 2019 EUR (€) shares	Jul. 01, 2019 $ / shares	Jul. 13, 2017 EUR (€) shares	Jul. 13, 2017 $ / shares	Oct. 17, 2016 EUR (€) shares	Oct. 17, 2016 $ / shares	Dec. 31, 2021 EUR (€) beneficiaryCertificate beneficiaryCertificatesPerShare € / shares shares	Dec. 31, 2020 EUR (€) beneficiaryCertificate € / shares shares	Dec. 31, 2019 EUR (€) € / shares shares	Aug. 20, 2021 EUR (€) shares	Apr. 21, 2021 EUR (€) shares
Disclosure of classes of share capital [line items]
Authorized and subscribed shares (in shares)												403,032,520	403,032,520	403,032,520
Authorized and subscribed shares, par value (in Euros per share) | € / shares												€ 0.000625	€ 0.000625	€ 0.000625
Number of beneficiary certificates authorized | beneficiaryCertificate												1,400,000,000
Number of beneficiary certificates held by founders | beneficiaryCertificate												350,514,260	365,014,840
Ordinary shares issued (in shares)			1,084,043	1,991,627	1,600,000
Number of warrants exercised (in shares)					1,600,000
Proceeds from exercise of warrants | €					€ 74,000,000							€ 0	€ 0	€ 74,000,000
Number of warrants effectively net settled (in shares)			1,600,000	3,520,000
Amount authorized for share repurchase program | €															€ 1,000,000,000	€ 510,000,000
Number of shares authorized for share repurchase program (in shares)															10,000,000	4,366,427
Number of shares repurchased in period (in shares)												458,234
Payment for repurchase of stock | €												€ 89,000,000
Dividends paid, ordinary shares | €												0
Non-cash assets declared for distribution to owners before financial statements authorised for issue | €												€ 0
Number of ordinary shares repurchased												2,458,234	5,038,200
Number of treasury shares reissued (in shares)												2,397,198	4,802,847
Number of ordinary shares held as treasury shares (in shares)												3,463,099	3,402,063
Maximum
Disclosure of classes of share capital [line items]
Issuance ratio (in beneficiary certificate per share) | beneficiaryCertificatesPerShare												20
Minimum
Disclosure of classes of share capital [line items]
Issuance ratio (in beneficiary certificate per share) | beneficiaryCertificatesPerShare												1
Certain Members of Key Management
Disclosure of classes of share capital [line items]
Proceeds from warrants issued | €										€ 27,000,000
Number of ordinary shares that can be acquired from warrants issued (in shares)										5,120,000
Exercise price of each warrant (in dollars per share) | $ / shares											$ 50.61
Exercise price of each warrant to fair market value of ordinary shares on date of issuance										120.00%
Ordinary shares issued (in shares)				1,991,627	1,600,000
Number of beneficiary certificates issued (in shares) | beneficiaryCertificate				19,916,270	16,000,000
Number of warrants exercised (in shares)					1,600,000
Proceeds from exercise of warrants | €					€ 74,000,000
Number of warrants effectively net settled (in shares)				3,520,000
Employee and Member of Management of Group
Disclosure of classes of share capital [line items]
Proceeds from warrants issued | €	€ 31,000,000					€ 15,000,000		€ 9,000,000
Number of ordinary shares that can be acquired from warrants issued (in shares)	800,000					800,000		1,600,000
Exercise price of each warrant (in dollars per share) | $ / shares		$ 281.63					$ 190.09		$ 89.73
Exercise price of each warrant to fair market value of ordinary shares on date of issuance	130.00%					130.00%		130.00%
Ordinary shares issued (in shares)			1,084,043
Number of beneficiary certificates issued (in shares) | beneficiaryCertificate			10,840,430
Number of warrants effectively net settled (in shares)			1,600,000
Number of Ordinary Shares Outstanding
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)												195,614,910	193,614,910	187,492,667
Number of ordinary shares repurchased												2,458,234	5,038,200	3,679,156